Convertible Notes Payable (Details Narrative) $ / shares in Units, £ in Millions								1 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended
	Oct. 11, 2024 shares	Oct. 09, 2024 USD ($) shares	Apr. 30, 2024 shares	Sep. 22, 2023 shares	Aug. 31, 2023 shares	Nov. 01, 2022 USD ($)	May 27, 2021 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Mar. 01, 2023 $ / shares	Feb. 28, 2023 USD ($)	Feb. 28, 2023 GBP (£)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 GBP (£)	Nov. 01, 2022 GBP (£)	Aug. 20, 2022 USD ($)	May 27, 2021 GBP (£)
Debt instrument face amount							$ 1,400,000																			£ 1.0
Interest rate							5.00%																			5.00%
Conversion price interest rate							20.00%
Fair value of convertible notes payable												$ 100,000	$ 300,000	$ 300,000		$ 300,000		$ 400,000
Converted shares of Common Stock | shares				373,570
Interest expense									$ 49,000	$ 40,000	$ 40,000		$ 39,000	5,000	$ 80,000	44,000	$ 129,000	$ 86,000
Accrued expense									80,000								80,000
Issuance of shares, value									1,569,000								1,569,000
Common Stock [Member]
Converted shares of Common Stock | shares												373,570						373,570
Issuance of shares, value									$ 2,000								$ 2,000
Issuance of Common Stock, shares | shares					6,500,000				12,500,000	74,544					74,544		12,500,000
Subsequent Event [Member]
Debt instrument maturity date description		the Company entered into an agreement with the loan holder of the convertible promissory note payable (see Note 7) to extend the maturity date from September 20, 2024 to October 20, 2024 with the option for the Company to further extend the maturity date two times, each by an additional 30-day period. The Company exercised the first option to extend the maturity date and the maturity date is currently November 19, 2024.
Issuance of Common Stock, shares | shares	1,138,086		1,447,725
Subsequent Event [Member] | Consulting Services [Member]
Issuance of Common Stock, shares | shares	850,000
Subsequent Event [Member] | Common Stock [Member]
Issuance of shares, value		$ 80,000
Issuance of Common Stock, shares | shares		2,000,000
Convertible Promissory Notes Payable [Member]
Debt instrument face amount								$ 800,000						$ 800,000
Interest rate								20.00%						20.00%
Debt instrument maturity date description								The March 2023 Convertible Note matures and is payable in full 18 months from the date of issuance						The note matures and is payable in full 18 months from the date of issuance.
Common stock conversion price | $ / shares								$ 10			$ 10,000			$ 10					$ 10,000
Interest expense									$ 40,000			$ 40,000			$ 80,000	$ 40,000	$ 120,000	$ 40,000
Loan Holders [Member] | Subsequent Event [Member]
Issuance of Common Stock, shares | shares	2,781,250
Related Party [Member]
Debt instrument face amount											$ 600,000														$ 600,000
2022 Convertible Loan Note Instrument [Member]
Debt instrument face amount						$ 3,300,000																		£ 3.0
Interest rate						5.00%																		5.00%
Conversion price interest rate						20.00%
2022 Convertible Loan Note Instrument [Member] | Nonrelated Party [Member]
Debt instrument face amount																				$ 900,000	£ 0.8	$ 900,000	£ 0.8
2022 Convertible Loan Note Instrument [Member] | Related Party [Member] | Chief Executive Officer [Member]
Debt instrument face amount																				$ 400,000	£ 0.3	$ 400,000	£ 0.3